Strategic Investments (Tables)	12 Months Ended
Sep. 30, 2012
Schedule of Equity Method Investments [Line Items]
Summary of Recorded value and fair value of strategic investments
The table below summarizes the recorded value and fair value of each of these strategic investments at the dates indicated. These fair values are considered Level 1 estimates within the fair value hierarchy of FASB ASC 820-10-50, and were calculated as (a) the quoted stock price on each company’s principal market multiplied by (b) the number of shares we owned multiplied by (c) the applicable foreign currency exchange rate at the dates indicated. We included no control premium for owning a large percentage of outstanding shares.

	September 30,
	2012	2011
	(in thousands of U.S. dollars)
Albemarle & Bond:
Recorded value	$51,812	$48,361
Fair value	65,109	91,741
Cash Converters:
Recorded value	74,254	71,958
Fair value	100,705	53,600

Albemarle and Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Summary of financial information

	As of June 30,
	2012	2011
	(in thousands)
Current assets	$141,880	$125,862
Non-current assets	69,282	64,325
Total assets	$211,162	$190,187
Current liabilities	$15,772	$18,620
Non-current liabilities	70,016	57,016
Shareholders’ equity	125,374	114,551
Total liabilities and shareholders’ equity	$211,162	$190,187

	Year ended June 30,
	2012	2011	2010
	(in thousands)
Gross revenues	$186,479	$162,002	$129,794
Gross profit	109,474	97,197	84,850
Profit for the year (net income)	24,835	24,324	22,792

Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Summary of financial information

	As of June 30,
	2012	2011
	(in thousands)
Current assets	$137,646	$119,633
Non-current assets	129,274	117,301
Total assets	$266,920	$236,934
Current liabilities	$45,392	$38,105
Non-current liabilities	31,928	19,180
Shareholders’ equity	189,600	179,649
Total liabilities and shareholders’ equity	$266,920	$236,934

	Year Ended June 30,
	2012	2011	2010
	(in thousands)
Gross revenues	$241,924	$184,315	$111,218
Gross profit	162,598	126,628	84,296
Profit for the year (net income)	30,366	27,385	19,122